LONG-TERM LOAN (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
LONG-TERM LOAN
Long-term borrowings	$ 7,595,580
Less: current portion	(3,320,980)		$ (2,637,036)
Total long-term loan	4,274,600		6,086,254
Interest expense of long term loan	162,422	$ 190,011
Financial liabilities
LONG-TERM LOAN
Long-term borrowings	977,320		2,009,440
Less: current portion	(977,320)		(1,907,736)
Total long-term loan			101,704
Bank borrowings
LONG-TERM LOAN
Long-term borrowings	6,618,260		6,713,850
Less: current portion	(2,343,660)		$ (729,300)
Total long-term loan	$ 4,274,600